Assets Held For Sale	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Assets Held For Sale
4. Assets Held For Sale
In March 2023, the Company committed to a plan to sell its remaining lab equipment and therefore has classified the amount as assets held for sale on the consolidated balance sheet as of March 31, 2023. The assets held for sale were reported at the lower of the carrying amount or fair value, less costs to sell. Accordingly, during the three months ended March 31, 2023, the Company recorded an impairment charge, which was included in restructuring and other charges, of $0.3 million related to the lab eq
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ment classified as assets held for sale.